Leases - Schedule of leased building recognized as a right-of-use asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,319	$ 1,829
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Right-of-use assets	2,723	2,723
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	510
Right-of-use assets	(1,404)	(894)
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,319	1,829
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Right-of-use assets	2,723	2,723
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	510
Right-of-use assets	$ (1,404)	$ (894)